Cover - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-37974
Entity Registrant Name	VIVOPOWER PLC
Entity Central Index Key	0001681348
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Suite 4
Entity Address, Address Line Two	7th Floor
Entity Address, Address Line Three	50 Broadway
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1H 0DB
Title of 12(b) Security	Class A Ordinary Shares, nominal value $0.12 per share
Trading Symbol	VIVO
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	30,724,084
Entity Listing, Par Value Per Share	$ 0.12
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Auditor Firm ID	100	2814
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statements of financial position of VivoPower PLC and Subsidiaries (the “Company”) as of June 30, 2026 and 2025, and the related consolidated statements of comprehensive loss, changes in equity, and cash flows for the years ended June 30, 2026 and 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2026 and 2025, and the results of its operations and its cash flows for the years ended June 30, 2026 and 2025, in conformity with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (“IASB”).
Auditor Name	WithumSmith+Brown, PC	PKF Littlejohn LLP
Auditor Location	Philadelphia, Pennsylvania	London, England
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 4
Entity Address, Address Line Two	7th Floor
Entity Address, Address Line Three	50 Broadway
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1H 0DB
City Area Code	+44
Local Phone Number	203-667-5158
Contact Personnel Name	Kevin Chin